Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,095,325	[1]	¥ 1,138,798	[1]
Loans held for sale placed on nonaccrual status	391		548
Loans acquired with deteriorated credit quality placed on nonaccrual status	26,337		29,833
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	720,441		686,084
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	152,186		137,275
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	42,234		48,338
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	113,215		128,282
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	77,421		74,234
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	193,114		171,870
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,942		7,238
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	38,121		32,978
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	42,932		36,163
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	53,276		49,706
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	60,184		102,869
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	128,062		129,777
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	128,146		141,445
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 58,492		¥ 78,623

[1]	At March 31, 2011 and September 30, 2011, total loans in the above table do not include loans held for sale of ¥548 million and ¥391 million, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,337 million, respectively.